As filed with the Securities and Exchange Commission on September 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 88.94%
	Advertising - 0.93%
3,700	Groupe Aeroplan, Inc. (c)	$52,163
	Aerospace - 1.50%
1,400	Northrop Grumman Corp.	84,714
	Air Transport - 1.39%
900	FedEx Corp.	78,192
	Aluminum - 0.44%
1,700	Alcoa Inc.	25,041
	Banks: Diversified - 2.31%
13,400	Bank of America Corp.	130,114
	Beverage: Soft Drinks - 0.60%
500	Coca-Cola Co.	34,005
	Chemicals: Diversified - 2.58%
1,600	BASF SE - ADR	144,992
	Computer Services, Software, & Systems - 11.77%
11,500	CA Inc.	256,450
9,800	Microsoft Corp.	268,520
4,500	Oracle Corp.	137,610
		662,580
	Consumer Lending - 4.87%
4,900	Cash America International, Inc.	274,204
	Consumer Services: Miscellaneous - 1.57%
2,700	eBay Inc. (a)	88,425
	Diversified Financial Services - 3.16%
1,900	Citigroup Inc.	72,846
2,600	JPMorgan Chase & Co.	105,170
		178,016
	Diversified Retail - 1.40%
1,500	Wal-Mart Stores, Inc.	79,065
	Electronic Components - 1.11%
1,810	TE Connectivity Ltd.	62,318
	Engineering & Contracting Services - 1.74%
800	Fluor Corp.	50,824
1,330	KBR, Inc.	47,415
		98,239
	Financial Data & Systems - 3.62%
500	Mastercard, Inc. - Class A	151,625
2,700	Western Union Co.	52,407
		204,032
	Foods - 1.32%
300	ConAgra Foods, Inc.	7,683
3,800	Tyson Foods, Inc. - Class A	66,728
		74,411
	Homebuilding - 1.70%
6,802	Lennar Corp. - Class B	95,908
	Insurance: Life - 7.55%
57,800	CNO Financial Group, Inc. (a)	424,830
	Insurance: Property-Casualty - 3.28%
9,000	XL Group PLC	184,680
	Oil Well Equipment & Services - 1.70%
1,800	Ensco PLC - ADR	95,850
	Oil: Crude Producers - 1.16%
1,900	Chesapeake Energy Corp.	65,265
	Oil: Integrated - 3.40%
2,300	Royal Dutch Shell PLC - Class A - ADR	169,188
300	Royal Dutch Shell PLC - Class B - ADR	22,095
		191,283
	Pharmaceuticals - 9.44%
3,800	Eli Lilly & Co.	145,540
3,200	Merck & Co., Inc.	109,216
9,500	Pfizer, Inc.	182,780
1,400	Watson Pharmaceuticals, Inc. (a)	93,982
		531,518
	Scientific Instruments: Control & Filter - 0.71%
400	Flowserve Corp.	39,752
	Shipping - 0.14%
233	Huntington Ingalls Industries Inc. (a)	7,801
	Specialty Retail - 1.80%
2,900	Home Depot, Inc.	101,297
	Steel - 1.94%
1,900	Carpenter Technology Corp.	109,136
	Tobacco - 5.44%
4,300	Philip Morris International, Inc.	306,031
	Utilities: Electrical - 8.02%
2,800	American Electric Power Co., Inc.	103,208
1,400	Entergy Corp.	93,520
4,400	Exelon Corp.	193,908
1,100	NextEra Energy, Inc.	60,775
		451,411
	Utilities: Telecommunications - 2.35%
4,700	Vodafone Group PLC - ADR	132,070
	TOTAL COMMON STOCKS (Cost $3,798,988)	5,007,343

	SHORT-TERM INVESTMENTS - 2.11%
59,308	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (b)	59,308
59,308	First American Tax Free Obligations Fund - Class Z, 0.00% (b)	59,308
	TOTAL SHORT-TERM INVESTMENTS (Cost $118,616)	118,616

	Total Investments in Securities (Cost $3,917,604) - 91.05%	5,125,959
	Other Assets in Excess of Liabilities - 8.95%	503,676
	NET ASSETS - 100.00%	$5,630,207

	ADR - American Depositary Receipt
	(a) Non-income producing security.
	(b) Rate shown is the 7-day yield as of July 31, 2011.
	(c) Foreign issued security.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.00%
	Aluminum - 2.34%
5,000	Kaiser Aluminum Corp.	$279,100
	Asset Management & Custodian - 6.46%
9,833	Virtus Investment Partners, Inc. (a)	772,480
	Banks: Diversified - 4.03%
102,699	Park Sterling Bank (a)	481,658
	Commercial Vehicles & Parts - 1.28%
9,362	Miller Industries, Inc.	153,349
	Consumer Lending - 7.86%
21,100	EZcorp, Inc. - Class A (a)	702,208
11,800	Nelnet, Inc. - Class A	237,888
		940,096
	Containers & Packaging - 3.78%
23,971	UFP Technologies, Inc. (a)	451,853
	Diversified Manufacturing - 0.41%
14,600	Uranium Energy Corp. (a)	49,056
	Diversified Manufacturing Operations - 3.03%
14,100	A. M. Castle & Co. (a)	244,776
4,300	Harsco Corp.	117,863
		362,639
	Engineering & Contracting Services - 2.18%
25,171	Argan, Inc. (a)	261,023
	Financial Data & Systems - 4.19%
178,249	Global Cash Access Holdings, Inc. (a)	500,880
	Foods - 2.95%
68,455	Overhill Farms, Inc. (a)(d)	352,543
	Health Care Facilities - 0.91%
19,500	Tenet Healthcare Corp. (a)	108,420
	Homebuilding - 3.54%
30,050	Lennar Corp. - Class B	423,705
	Household Furnishings - 1.22%
29,857	Crown Crafts, Inc. (d)	146,001
	Insurance: Life - 8.36%
135,900	CNO Financial Group, Inc. (a)	998,865
	Insurance: Property-Casualty - 4.46%
26,000	XL Group PLC	533,520
	Leisure Time - 1.44%
13,402	Interval Leisure Group, Inc. (a)	172,216
	Machinery: Industrial - 2.57%
82,100	Armtec Infrastructure Trust Unit (b)	307,623
	Oil Well Equipment & Services - 1.19%
27,700	Global Industries, Ltd. (a)	142,101
	Oil: Crude Producers - 1.21%
29,900	GMX Resources Inc. (a)	145,015
	Paper - 1.75%
13,400	Kapstone Paper and Packaging Corp. (a)	208,906
	Pharmaceuticals - 2.30%
4,100	Watson Pharmaceuticals, Inc. (a)	275,233
	Radio & TV Broadcasters - 2.28%
23,130	Global Traffic Network, Inc. (a)	272,703
	Real Estate - 5.40%
21,500	MI Developments, Inc. - Class A	645,430
	Real Estate Investment Trusts (REITs) - 4.32%
116,057	CapLease, Inc.	516,454
	Rental & Leasing Services: Consumer - 1.86%
8,200	Rent-A-Center, Inc.	221,810
	Restaurants - 7.62%
39,000	Boston Pizza Royalties Income Fund (b)	504,924
12,200	Famous Dave's of America, Inc. (a)	125,172
12,800	Pizza Pizza Royalty Income Fund (b)	119,634
22,900	Second Cup Royalty Income Fund Unit (b)	160,584
		910,314
	Shoe Stores - 0.38%
3,800	Collective Brands, Inc. (a)	44,764
	Steel - 2.98%
6,200	Carpenter Technology Corp.	356,128
	Sugar - 1.29%
6,700	Imperial Sugar Co.	154,636
	Utilities: Electrical - 4.41%
7,100	Alliant Energy Corp.	279,811
6,100	Great Plains Energy, Inc.	123,037
5,000	Portland General Electric Co.	123,900
		526,748
	TOTAL COMMON STOCKS (Cost $9,691,723)	11,715,269

	SHORT-TERM INVESTMENTS - 3.09%
184,864	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	184,864
184,865	First American Tax Free Obligations Fund - Class Z, 0.00% (c)	184,865
	TOTAL SHORT-TERM INVESTMENTS (Cost $369,729)	369,729

	Total Investments in Securities (Cost $10,061,452) - 101.09%	12,084,998
	Liabilities in Excess of Other Assets - (1.09)%	(129,919)
	NET ASSETS - 100.00%	$11,955,079

	(a) Non-income producing security.
	(b) Foreign issued security.
	(c) Rate shown is the 7-day yield as of July 31, 2011.
	(d) Security is considered illiquid. As of July 31, 2011, the value of these investments was $498,544 or 4.17% of net assets.
	See Note 3 in the Notes to Schedule of Investments.

Huber Capital Funds
Notes to Schedule of Investments
July 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2011:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$416,858	$—	$—	$416,858
Consumer Staples	414,447	—	—	414,447
Energy	352,398	—	—	352,398
Financial Services	1,395,876	—	—	1,395,876
Health Care	531,518	—	—	531,518
Materials & Processing	279,169	—	—	279,169
Producer Durables	308,698	—	—	308,698
Technology	724,898	—	—	724,898
Utilities	583,481	—	—	583,481
Total Common Stocks	5,007,343	—	—	5,007,343
Short-Term Investments	118,616	—	—	118,616
Total Investments in Securities	$5,125,959	$—	$—	$5,125,959

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,045,512	$146,001	$—	$2,191,513
Consumer Staples	154,636	352,543	—	507,179
Energy	287,116	—	—	287,116
Financial Services	5,389,383	—	—	5,389,383
Health Care	383,653	—	—	383,653
Materials & Processing	1,345,043	—	—	1,345,043
Producer Durables	1,084,634	—	—	1,084,634
Utilities	526,748	—	—	526,748
Total Common Stocks	11,216,725	498,544	—	11,715,269
Short-Term Investments	369,729	—	—	369,729
Total Investments in Securities	$11,586,454	$498,544	$—	$12,084,998

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at July 31, 2011, the end of the reporting period.  The Funds recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended July 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Equity Income Fund

Cost of investments	$4,044,963

Gross unrealized appreciation	$1,130,346
Gross unrealized depreciation	(49,350)
Net unrealized appreciation	$1,080,996

Small Cap Value Fund

Cost of investments	$10,110,909

Gross unrealized appreciation	$3,011,544
Gross unrealized depreciation	(1,037,455)
Net unrealized appreciation	$1,974,089

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At July 31, 2011, the Small Cap Value Fund had investments in illiquid securities with a total value of $498,544 or 4.17% of net assets.

Information concerning these illiquid securities is as follows:
	Shares	Dates Acquired	Cost Basis
Crown Crafts, Inc.	29,857	6/07 – 12/10	$106,940
Overhill Farms, Inc.	68,455	12/09 – 5/11	352,027

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    9/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    9/29/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    9/29/2011

* Print the name and title of each signing officer under his or her signature.